                        DIMENSIONAL INVESTMENT GROUP INC.

                             Global Equity Portfolio
                             Global 60/40 Portfolio
                             Global 25/75 Portfolio

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 30, 2005

As a  consequence  of  amendments  to the  Fee  Waiver  and  Expense  Assumption
Agreement for the Global Equity Portfolio (the "Equity Portfolio"), Global 60/40
Portfolio  (the "60/40  Portfolio")  and the Global 25/75  Portfolio (the "25/75
Portfolio"),  the "ANNUAL FUND OPERATING  EXPENSES"  section on pages 7 and 8 of the prospectus and the "EXAMPLE" section on page 9 of the prospectus are deleted in their entirety and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Except  as  indicated  below,  the  following  table is based on those  expenses incurred  by the  Portfolios  and  Underlying  Funds for the  fiscal  year ended
November 30, 2004. To reflect the pro-forma  impact of the  amendments,  the net expenses in the following table reflect the terms of the previous Fee Waiver and
Expense  Assumption  Agreement  for the period from December 1, 2004 through May
31,  2005 and of the  amended  Fee  Waiver  and  Expense  Assumption  Agreement, thereafter.

Equity Portfolio                        Class R          Institutional Class
Management/Administration Fee (1)       0.30%                  0.30%
Shareholder Services Fees (2)           0.25%                   None
Other Expenses                          0.23%                  0.25%
Underlying Fund Expenses                0.16%                  0.16%
                                       ------                 ------
Total Operating Expenses                0.94%                  0.71%
Fee Waiver and/or Expense Assumption    0.14%(3)               0.15%(5)
                                       ------                 ------
Net Expenses                            0.80%(4)               0.56%(6)
                                       ======                 ======

60/40 Portfolio                         Class R          Institutional Class
Management/Administration Fee (1)       0.25%                  0.25%
Shareholder Services Fees (2)           0.25%                   None
Other Expenses                          0.59%                  0.39%
Underlying Fund Expenses                0.19%                  0.19%
                                       ------                 ------
Total Operating Expenses                1.28%                  0.83%
Fee Waiver and/or Expense Assumption    0.47%(3)               0.30%(5)
                                       ------                 ------
Net Expenses                            0.81%(4)               0.53%(6)
                                       ======                 ======

25/75 Portfolio                         Class R          Institutional Class
Management/Administration Fee (1)       0.20%                  0.20%
Shareholder Services Fees (2)           0.25%                   None
Other Expenses                          5.34%                  0.92%
Underlying Fund Expenses                0.21%                  0.21%
                                       ------                 ------
Total Operating Expenses                6.00%                  1.33%
Fee Waiver and/or Expense Assumption    5.21%(3)               0.65%(5)
                                       ------                 ------
Net Expenses                            0.79%(4)               0.68%(6)
                                       ======                 ======

(1)  The  "Management/Administration  Fee" reflects the administration fees paid by the  Portfolios  to the  Advisor.  The  Portfolios  do not pay  separate management  fees to the  Advisor.  The Advisor is not  compensated  for the management services it provides to the Portfolios.

(2)  An amount up to 0.25% of the  average net assets of a  Portfolio's  Class R shares may be used to compensate  service  agents that provide  shareholder servicing,  record  keeping,  account  maintenance  and other  services  to investors in the Portfolio's Class R shares ("Shareholder Services Agent").

(3)  Pursuant to a Fee Waiver and Expense Assumption  Agreement,  effective June
     1, 2005, the Advisor will:

     (i)  waive its  administration  fees to the extent  necessary  to limit the proportionate share of the total combined  administration fees paid by each of the  Portfolios  and  management  fees paid by the  Underlying
          Funds to the Advisor to 0.27% for the Equity Portfolio,  0.25% for the
          60/40 Portfolio and 0.22% for the 25/75 Portfolio; and

     (ii) assume the  direct  operating  expenses  of the Class R shares of each
          Portfolio  (excluding  administration fees paid to the Advisor) to the extent  necessary to limit the total  expense  ratios  (including  the expenses  that the  Class R shares of each  such  Portfolio  bear as a shareholder of the Underlying Funds and including Shareholder Services
          Fees) of the  Class R shares of the  Equity  Portfolio  to 0.69%,  the
          60/40 Portfolio to 0.66% and the 25/75 Portfolio to 0.62%.

     The Fee Waiver  and  Expense  Assumption  Agreement  will  remain in effect through  April 1,  2006,  and shall  continue  in effect  from year to year thereafter unless  terminated by Dimensional  Investment Group Inc. ("DIG")
     or the  Advisor.  At any time  that  the  rate of the  fees and  annualized expenses  of a  Portfolio  are less  than the  rates  listed  above for the
     Portfolio on an  annualized  basis,  the Advisor  retains the right to seek reimbursement for any fees previously waived and/or any expenses previously
     assumed  to  the  extent  that  such   reimbursement  will  not  cause  the
     Portfolio's  Class R shares'  fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the
     Advisor  for fees  waived or  expenses  assumed  by the  Advisor  more than thirty-six months prior to the date of such reimbursement.

     Prior to June 1, 2005,  pursuant  to the  previous  Fee Waiver and  Expense
     Assumption  Agreement,  the Advisor:  (i) waived its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying  Funds to the Advisor to 0.35% for the Equity  Portfolio,
     0.30% for the 60/40 Portfolio and 0.25% for the 25/75  Portfolio;  and (ii)
     assumed  the  direct  operating  expenses  of the  Class R  shares  of each
     Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense  ratios  (including  the expenses that the Class R shares  of each such  Portfolio  bear as a  shareholder  of the
     Underlying  Funds and including  Shareholder  Services Fees) of the Class R shares of each Portfolio to 0.95%.

(4)  The amounts  listed under "Fee Waiver and/or Expense  Assumption"  and "Net
     Expenses"  in the table are  calculated  based on rates of the previous Fee
     Waiver and Expense Assumption Agreement, for the period of December 1, 2004 thought May 31, 2005, and of the amended Fee Waiver and Expense  Assumption
     Agreement,  for the period of June 1, 2005 through  November 30, 2005.  The actual  fees  waived and  expenses  assumed by the  Advisor for the Class R shares  for the  fiscal  year ended  November  30,  2004 were 0.04% for the
     Equity  Portfolio,  0.33% for the 60/40  Portfolio  and 5.05% for the 25/75
     Portfolio.  The actual "Net Expenses" for the Class R shares for the fiscal year ended November 30, 2004 were 0.90% for the Equity Portfolio, 0.95% for the 60/40 Portfolio and 0.95% for the 25/75 Portfolio.

(5)  Pursuant to a Fee Waiver and Expense Assumption  Agreement,  effective June
     1, 2005, the Advisor will:

     (i)  waive its  administration  fees to the extent  necessary  to limit the proportionate share of the total combined  administration fees paid by each of the  Portfolios  and  management  fees paid by the  Underlying
          Funds to the Advisor to 0.27% for the Equity  Portfolio,  to 0.25% for
          the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and

     (ii) assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding  administration fees paid to the Advisor)
          to the extent  necessary to limit the total expense ratios  (including the  expenses  that  the  Institutional  Class  shares  of  each  such
          Portfolio  bear  as a  shareholder  of the  Underlying  Funds)  of the
          Institutional Class shares of the Equity Portfolio to 0.44%, the 60/40
          Portfolio to 0.41% and the 25/75 Portfolio to 0.37%.

     The Fee Waiver  and  Expense  Assumption  Agreement  will  remain in effect through  April 1,  2006,  and shall  continue  in effect  from year to year thereafter  unless  terminated by DIG or the Advisor.  At any time that the rate of the fees and  annualized  expenses of a Portfolio are less than the rates  listed  above for a Portfolio on an  annualized  basis,  the Advisor retains  the right to seek  reimbursement  for any fees  previously  waived
     and/or  any   expenses   previously   assumed  to  the  extent   that  such
     reimbursement  will not cause the Portfolio's  Institutional  Class shares'
     fees or expenses to exceed the fee or expense limitations listed above. The
     Portfolios  are not  obligated to reimburse  the Advisor for fees waived or expenses  assumed by the Advisor more than  thirty-six  months prior to the date of such reimbursement.

     Prior to June 1, 2005,  pursuant  to the  previous  Fee Waiver and  Expense
     Assumption  Agreement,  the Advisor:  (i) waived its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying  Funds to the Advisor to 0.35% for the Equity  Portfolio,
     0.30% for the 60/40 Portfolio and 0.25% for the 25/75  Portfolio;  and (ii)
     assumed the direct operating expenses of the Institutional  Class shares of each Portfolio (excluding  administration fees paid to the Advisor),  up to an amount equal to the total fees paid to the Advisor by the  Institutional
     Class shares (including the pass through of the management fees paid to the
     Advisor  by the  Underlying  Funds),  as was  necessary  to limit the total expense ratios (including the expenses that the Institutional  Class shares of each such Portfolio  bear as a shareholder  of the Underlying  Funds) of the Institutional  Class shares of the Equity Portfolio to 0.70%, the 60/40
     Portfolio to 0.65% and the 25/75 Portfolio to 0.60%.

(6)  The amounts  listed under "Fee Waiver and/or Expense  Assumption"  and "Net
     Expenses"  in the table are  calculated  based on rates of the previous Fee
     Waiver and Expense Assumption Agreement, for the period of December 1, 2004 though May 31, 2005,  and of the amended Fee Waiver and Expense  Assumption
     Agreement,  for the period of June 1, 2005 through  November 30, 2005.  The
     actual   fees  waived  and   expenses   assumed  by  the  Advisor  for  the
     Institutional Class shares for the fiscal year ended November 30, 2004 were
     0.04% for the Equity Portfolio, 0.18% for the 60/40 Portfolio and 0.34% for
     the 25/75 Portfolio.  The actual "Net Expenses" for the Institutional Class shares  for the  fiscal  year ended  November  30,  2004 were 0.67% for the
     Equity  Portfolio,  0.65% for the 60/40  Portfolio  and 0.99% for the 25/75
     Portfolio.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolios with the cost of investing in other mutual funds.

     The Example  assumes  that you invest  $10,000 in a Portfolio  for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                      1 Year     3 Years     5 Years   10 Years
Equity Portfolio
     Class R Shares                 $     81   $    285    $    506   $  1,141
     Institutional Class Shares     $     57   $    211    $    380   $    868
60/40 Portfolio
     Class R Shares                 $     82   $    359    $    657   $  1,503
     Institutional Class Shares     $     54   $    235    $    431   $    998
25/75 Portfolio
     Class R Shares                 $     80   $  1,318    $  2,532   $  5,461
     Institutional Class Shares     $     69   $    357    $    667   $  1,545

     The costs of each class for each Portfolio  reflect the "Net Expenses" that result from the contractual  expense waivers and assumptions of expenses for the first year only.

             The effective date of this Supplement is June 1, 2005.